COMMITMENTS (Details Textual) (USD $)	9 Months Ended		12 Months Ended			110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011
Operating Leases, Rent Expense	$ 170,000	$ 143,000	$ 197,000	$ 159,000	$ 8,050	$ 1,141,000
Lease Rent Escalation Percentage	3.00%
Lease Rent Expansion Space					1,140
Maximum Renovation Expense	55,000
Capital Lease Monthly Lease Expense	217
Capital Lease Expiration Date	Sep. 03, 2014
Capital Lease Obligation Amortization Rate	7.00%
Office Space In Newton M [Member]
Operating Leases, Rent Expense	$ 5,300